Income and other taxes - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 98,169	$ 137,524	$ 111,614
United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	262,000	$ 292,000
Trinidad
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	59,800
Deferred tax assets	$ 20,900